UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Preferred and Income Securities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPS	Nuveen Preferred and Income Securities Fund Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 144.3% (96.7% of Total Investments)

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 68.3% (45.8% of Total Investments)

	Automobiles – 0.1%

$1,000	General Motors Financial Company Inc.	5.750%	N/A (3)	BB+	$984,375

	Banks – 28.2%

6,529	Bank of America Corporation (3-Month LIBOR reference rate + 3.630% spread), (4), (5)	5.989%	N/A (3)	BBB–	6,561,645
14,300	Bank of America Corporation	6.500%	N/A (3)	BBB–	15,158,000
15,000	Bank of America Corporation	6.300%	N/A (3)	BBB–	15,880,500
12,300	Bank of America Corporation	6.100%	N/A (3)	BBB–	12,745,875
3,600	Bank One Capital III, (5)	8.750%	9/01/30	Baa2	4,973,027
7,000	Citigroup Inc.	6.250%	N/A (3)	BB+	7,271,250
43,000	Citigroup Inc., (5)	6.125%	N/A (3)	BB+	44,935,000
9,250	Citigroup Inc.	5.950%	N/A (3)	BB+	9,468,763
24,389	Citizens Financial Group Inc.	5.500%	N/A (3)	BB+	24,998,725
18,000	Cobank Agricultural Credit Bank	6.250%	N/A (3)	BBB+	19,133,082
1,250	Den Norske Bank	2.250%	N/A (3)	Baa2	1,065,520
1,250	Den Norske Bank	2.378%	N/A (3)	Baa2	1,065,610
28,500	Dresdner Funding Trust I, Reg S	8.151%	6/30/31	BB+	36,255,420
4,500	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB+	5,724,540
25,580	First Union Capital Trust II, Series A, (5)	7.950%	11/15/29	Baa1	32,331,775
30,000	HSBC Capital Funding LP, Debt, 144A, (6)	10.176%	N/A (3)	BBB+	46,668,600
27,300	JPMorgan Chase & Company (3-Month LIBOR reference rate + 3.470% spread), (4)	5.829%	N/A (3)	BBB–	27,504,750
54,000	JPMorgan Chase & Company, (6)	6.750%	N/A (3)	BBB–	58,657,500
10,000	JPMorgan Chase & Company, (5)	6.100%	N/A (3)	BBB–	10,362,500
11,000	JPMorgan Chase & Company	6.000%	N/A (3)	BBB–	11,188,980
4,900	JPMorgan Chase & Company	5.300%	N/A (3)	BBB–	5,047,000
3,500	JPMorgan Chase & Company	5.150%	N/A (3)	BBB–	3,465,000
8,000	KeyCorp Capital III, (6)	7.750%	7/15/29	Baa2	10,040,000
12,000	Lloyds Bank PLC, 144A, (5)	12.000%	N/A (3)	BBB–	15,221,124
20,900	Lloyds Bank PLC, Reg S	12.000%	N/A (3)	BBB–	26,508,118
9,850	Lloyds Banking Group PLC, 144A	6.657%	N/A (3)	Baa3	10,662,625
4,800	Lloyds Banking Group PLC, 144A	6.413%	N/A (3)	Baa3	5,148,000
9,100	M&T Bank Corporation, (5)	6.375%	N/A (3)	Baa1	9,191,000
29,100	PNC Financial Services Inc., (6)	6.750%	N/A (3)	Baa2	31,391,625
25,000	Standard Chartered PLC, 144A	7.014%	N/A (3)	Ba1	28,218,750
31,278	Wells Fargo & Company (3-Month LIBOR reference rate + 3.770% spread), (4), (6)	5.895%	N/A (3)	Baa2	31,629,876
3,000	Wells Fargo & Company	5.875%	N/A (3)	Baa2	3,105,000
	Total Banks				571,579,180

	Capital Markets – 2.1%

18,700	Charles Schwab Corporation, (6)	7.000%	N/A (3)	BBB	20,570,000
12,100	Bank of New York Mellon	4.950%	N/A (3)	Baa1	12,342,000
3,500	Goldman Sachs Group Inc.	5.700%	N/A (3)	Ba1	3,578,750
6,150	Morgan Stanley	5.550%	N/A (3)	BB+	6,303,750
	Total Capital Markets				42,794,500

	Consumer Finance – 0.4%

8,000	Capital One Financial Corporation	5.550%	N/A (3)	Baa3	8,240,000

JPS	Nuveen Preferred and Income Securities Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 2.5%

10,000	Cooperatieve Rabobank U.A. of Netherlands, Reg S	11.000%	N/A (3)	BBB	$10,800,000
2,861	Countrywide Capital Trust III, Series B, (6)	8.050%	6/15/27	BBB–	3,554,317
17,557	Rabobank Nederland, 144A, (6)	11.000%	N/A (3)	BBB	18,961,560
17,705	Voya Financial Inc., (5)	5.650%	5/15/53	Baa3	18,041,395
	Total Diversified Financial Services				51,357,272

	Electric Utilities – 3.2%

25,600	Emera, Inc., (5), (6)	6.750%	6/15/76	BBB–	27,699,200
11,450	FPL Group Capital Inc. (3-Month LIBOR reference rate + 2.125% spread), (4), (6)	4.250%	6/15/67	BBB	11,249,625
1,600	NextEra Energy Inc., (6)	4.800%	12/01/77	BBB	1,524,080
1,000	NextEra Energy Inc. (3-Month LIBOR reference rate + 2.068% spread), (4), (5)	4.376%	10/01/66	BBB	995,000
23,482	PPL Capital Funding Inc. (3-Month LIBOR reference rate + 2.665% spread), (4), (5)	4.967%	3/30/67	BBB	23,425,643
	Total Electric Utilities				64,893,548

	Energy Equipment & Services – 0.7%

14,530	Transcanada Trust, (5)	5.875%	8/15/76	Baa2	14,965,900

	Food Products – 0.3%

4,500	Dairy Farmers of America Inc., 144A, (5)	7.125%	N/A (3)	Baa3	4,927,500

	Industrial Conglomerates – 0.6%

12,781	General Electric Capital Corporation	5.000%	N/A (3)	A–	12,653,190

	Insurance – 24.2%

3,598	Ace Capital Trust II	9.700%	4/01/30	BBB+	5,145,140
9,800	AIG Life Holdings Inc., (5)	8.500%	7/01/30	Baa2	12,446,000
1,200	Allstate Corporation	6.500%	5/15/57	Baa1	1,356,000
4,400	Allstate Corporation, (5)	5.750%	8/15/53	Baa1	4,543,000
13,605	American International Group, Inc., (5)	8.175%	5/15/58	Baa2	17,822,550
10,000	American International Group Inc., (5)	5.750%	4/01/48	Baa2	10,050,000
2,299	AON Corporation, (5)	8.205%	1/01/27	BBB	2,873,750
900	AXA, Reg S	5.500%	N/A (3)	A3	899,010
16,550	AXA SA, (5)	8.600%	12/15/30	A3	22,383,875
17,819	AXA SA, 144A, (6)	6.380%	N/A (3)	Baa1	19,712,269
32,854	Catlin Insurance Company Limited, 144A (3-Month LIBOR reference rate + 2.975% spread), (4)	5.330%	N/A (3)	BBB+	32,648,663
5,000	Demeter Investments BV for Swiss Re Ltd, Reg S	5.750%	8/15/50	BBB+	5,090,000
1,200	Everest Reinsurance Holdings, Inc. (3-Month LIBOR reference rate + 2.385% spread), (4), (5)	4.224%	5/15/37	BBB	1,191,000
8,100	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A–	9,653,783
12,250	Great West Life & Annuity Insurance Capital LP II, 144A (3-Month LIBOR reference rate + 2.538% spread), (4), (5)	4.388%	5/16/46	A–	12,250,000
11,688	Hartford Financial Services Group Inc., (6)	8.125%	6/15/38	BBB–	11,717,220
16,150	Hartford Financial Services Group, Inc., 144A (3-Month LIBOR reference rate + 2.125% spread), (4), (5)	3.964%	8/15/67	BBB–	15,600,900
5,500	Legal & General Group PLC, Reg S	5.250%	3/21/47	BBB+	5,443,130
30,860	Liberty Mutual Group, 144A, (5), (6)	7.800%	3/15/37	Baa3	37,340,600
20,369	Liberty Mutual Group, 144A (3-Month LIBOR reference rate + 2.950% spread), (4), (6)	5.030%	3/15/37	Baa3	20,063,465
3,277	Lincoln National Corporation (3-Month LIBOR reference rate + 2.358% spread),(4), (5)	4.242%	5/17/66	BBB	3,162,305
10,390	Lincoln National Corporation (3-Month LIBOR reference rate + 2.040% spread), (4), (5)	4.399%	4/20/67	BBB	9,938,035
6,800	Meiji Yasuda Life Insurance Co, 144A	5.100%	4/26/48	A3	6,929,192
26,100	MetLife Capital Trust IV, 144A, (6)	7.875%	12/15/37	BBB	32,494,500
3,000	MetLife Inc., (5)	10.750%	8/01/39	BBB	4,605,000
36,531	MetLife Inc., 144A	9.250%	4/08/38	BBB	49,682,160
41,904	Nationwide Financial Services Inc., (6)	6.750%	5/15/37	Baa2	46,722,960

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)
6,243	Oil Insurance Limited, 144A (3-Month LIBOR reference rate + 2.982% spread), (4), (6)	5.290%	N/A (3)	Baa1	$6,024,495
10,750	Provident Financing Trust I, (5), (6)	7.405%	3/15/38	Baa3	12,147,500
6,225	Prudential Financial Inc., (5)	5.875%	9/15/42	BBB+	6,621,844
27,180	Prudential Financial Inc., (5)	5.625%	6/15/43	BBB+	28,369,125
1,300	Prudential PLC, Reg S	7.750%	N/A (3)	BBB+	1,333,150
5,405	XL Capital Ltd (3-Month LIBOR reference rate + 2.458% spread), (4)	4.805%	N/A (3)	BBB	5,398,244
28,700	XLIT Limited	3.687%	N/A (3)	BBB–	28,700,000
	Total Insurance				490,358,865

	Machinery – 0.3%

6,000	Stanley Black & Decker Inc., (5)	5.750%	12/15/53	BBB+	6,097,500

	Metals & Mining – 0.7%

13,000	BHP Billiton Finance USA Limited, 144A, (5)	6.750%	10/19/75	A–	14,495,000

	Multi-Utilities – 0.2%

3,000	WEC Energy Group, Inc. (3-Month LIBOR reference rate + 2.113% spread), (4), (5)	3.951%	5/15/67	BBB	2,973,900

	Oil, Gas & Consumable Fuels – 0.2%

3,000	Enterprise Products Operating LLP, (5)	5.250%	8/16/77	Baa2	2,891,970

	Road & Rail – 1.4%

25,485	Burlington Northern Santa Fe Funding Trust I, (6)	6.613%	12/15/55	A	28,925,475

	Wireless Telecommunication Services – 3.2%

58,738	Centaur Funding Corporation, Series B, 144A, (5)	9.080%	4/21/20	BBB–	65,639,715
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,285,169,010)				1,383,777,890

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 57.5% (38.5% of Total Investments) (8)

	Banks – 40.5%

$27,800	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A	6.750%	N/A (3)	Baa2	$29,641,750
47,000	Banco Bilbao Vizcaya Argentaria S.A, Reg S	9.000%	N/A (3)	BB	47,047,000
22,600	Banco Santander SA, Reg S	6.375%	N/A (3)	Ba1	22,904,241
7,000	Barclays Bank PLC, (5)	7.625%	11/21/22	BBB–	7,656,250
45,290	Barclays PLC, (6)	8.250%	N/A (3)	BB+	46,563,645
36,416	Barclays PLC	7.434%	N/A (3)	BB+	37,191,661
21,550	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB–	24,486,187
19,653	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB–	21,323,505
1,000	Credit Agricole, S.A, 144A	6.625%	N/A (3)	BBB–	1,023,886
10,288	Danske Bank A/S, Reg S	6.125%	N/A (3)	BBB–	10,416,600
17,200	DNB Bank ASA, Reg S	6.500%	N/A (3)	BBB	17,995,500
11,000	DNB Bank ASA, Reg S	5.750%	N/A (3)	BBB	11,139,260
66,505	HSBC Holdings PLC, (6)	6.875%	N/A (3)	BBB	70,495,300
10,000	HSBC Holdings PLC, (5)	6.500%	N/A (3)	BBB	10,162,500
5,000	HSBC Holdings PLC	6.375%	N/A (3)	BBB	5,150,000
4,800	HSBC Holdings PLC, (5)	6.250%	N/A (3)	BBB	4,878,000
4,000	HSBC Holdings PLC, (5)	6.000%	N/A (3)	BBB	3,950,800
16,000	ING Groep N.V	6.500%	N/A (3)	BBB–	16,468,800
5,000	ING Groep N.V, Reg S	6.875%	N/A (3)	BBB–	5,276,430
73,428	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	79,228,812
12,330	Nordea Bank AB, Reg S	5.250%	N/A (3)	BBB	12,206,700
35,090	Nordea Bank AB, 144A, (6)	6.125%	N/A (3)	BBB	36,011,112
5,000	Nordea Bank AB, Reg S	6.125%	N/A (3)	BBB	5,131,250
2,000	Royal Bank of Scotland Group PLC	8.625%	N/A (3)	Ba3	2,190,000

JPS	Nuveen Preferred and Income Securities Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)
$25,375	Royal Bank of Scotland Group PLC	8.000%	N/A (3)	Ba3	$27,753,906
63,786	Royal Bank of Scotland Group PLC	7.500%	N/A (3)	Ba3	66,991,246
15,000	Societe Generale, Reg S	8.250%	N/A (3)	BB+	15,393,750
73,300	Societe Generale, 144A	8.000%	N/A (3)	BB+	81,179,750
12,500	Societe Generale SA, 144A	6.750%	N/A (3)	BB+	12,406,250
9,000	Societe Generale, Reg S	7.875%	N/A (3)	BB+	9,753,750
13,000	Standard Chartered PLC, 144A	7.750%	N/A (3)	Ba1	13,845,000
12,000	Standard Chartered PLC, 144A	7.500%	N/A (3)	Ba1	12,675,000
4,000	Standard Chartered PLC, Reg S	7.500%	N/A (3)	Ba1	4,225,000
32,786	Svenska Handelsbanken AB, Reg S	5.250%	N/A (3)	BBB+	32,786,000
15,000	Swedbank AB, Reg S	6.000%	N/A (3)	BBB	15,333,240
781,697	Total Banks				820,882,083

	Capital Markets – 11.2%

54,300	Credit Suisse Group AG, 144A, (5), (6)	7.500%	N/A (3)	BB	58,848,711
8,200	Credit Suisse Group AG, 144A	6.250%	N/A (3)	BB	8,397,095
11,000	Credit Suisse Group AG, Reg S	6.500%	8/08/23	BBB	11,907,500
22,000	Credit Suisse Group AG, Reg S	7.500%	N/A (3)	BB	23,842,940
2,676	UBS AG Stamford, (5)	7.625%	8/17/22	A–	3,007,021
11,700	UBS Group AG, Reg S	6.875%	N/A (3)	BBB–	12,285,000
42,178	UBS Group AG, Reg S	7.125%	N/A (3)	BBB–	43,898,694
16,609	UBS Group AG, Reg S	7.000%	N/A (3)	BBB–	17,758,542
44,800	UBS Group AG, Reg S	6.875%	N/A (3)	BBB–	47,115,488
213,463	Total Capital Markets				227,060,991

	Diversified Financial Services – 5.8%

58,750	BNP Paribas, 144A	7.625%	N/A (3)	BBB–	63,288,438
38,585	BNP Paribas, 144A, (6)	7.375%	N/A (3)	BBB–	42,057,650
10,000	BNP Paribas, Reg S	7.375%	N/A (3)	BBB–	10,900,000
107,335	Total Diversified Financial Services				116,246,088
$1,102,495	Total Contingent Capital Securities (cost $1,118,801,732)				1,164,189,162

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 15.7% (10.5% of Total Investments)

	Banks – 6.5%

105,300	AgriBank FCB, (7)	6.875%		BBB+	$11,372,400
645,113	Citigroup Inc.	6.875%		BB+	17,753,510
47,500	Cobank Agricultural Credit Bank, (7)	6.250%		BBB+	5,011,250
53,000	Cobank Agricultural Credit Bank, (7)	6.200%		BBB+	5,611,375
86,000	Fifth Third Bancorp.	6.625%		Baa3	2,440,680
724,000	KeyCorp, (6)	6.125%		Baa3	19,642,120
2,164,700	PNC Financial Services	6.125%		Baa2	58,728,311
249,285	Wells Fargo & Company, (6)	5.850%		Baa2	6,431,553
182,000	Wells Fargo & Company	5.625%		Baa2	4,502,680
	Total Banks				131,493,879

	Capital Markets – 1.4%

369,239	Goldman Sachs Group, Inc.	5.500%		Ba1	9,489,442
38,534	Morgan Stanley	7.125%		BB+	1,084,347
640,000	Morgan Stanley	5.850%		BB+	16,416,000
74,642	State Street Corporation, (6)	5.900%		Baa1	1,969,802
	Total Capital Markets				28,959,591

	Diversified Telecommunication Services – 1.1%

51,793	Qwest Corporation, (5)	7.500%		BBB–	1,301,040
459,785	Qwest Corporation	7.000%		BBB–	10,469,304
112,629	Qwest Corporation	7.000%		BBB–	2,633,266
115,864	Qwest Corporation	6.875%		BBB–	2,533,946

Shares	Description (1)	Coupon	Ratings (2)	Value

	Diversified Telecommunication Services (continued)
67,286	Qwest Corporation	6.625%	BBB–	$1,427,809
151,954	Qwest Corporation	6.125%	BBB–	3,031,482
	Total Diversified Telecommunication Services			21,396,847

	Electric Utilities – 1.2%

160,000	Alabama Power Company, (6)	5.000%	A3	4,000,000
299,756	Integrys Energy Group Inc., (5), (7)	6.000%	Baa1	7,718,717
118,877	Interstate Power and Light Company, (6)	5.100%	BBB	2,989,757
130,000	SCE Trust VI, (6)	5.000%	Baa1	2,930,200
160,407	SCE Trust V	5.450%	Baa1	4,130,480
86,891	Southern Company, (6)	5.250%	BBB	2,082,777
	Total Electric Utilities			23,851,931

	Equity Real Estate Investment Trusts – 0.6%

2,000	DDR Corporation	6.500%	Ba1	44,800
76,450	DDR Corporation, (5)	6.250%	Ba1	1,662,788
152,294	Digital Realty Trust Inc., (5)	7.375%	Baa3	3,961,167
18,639	Kimco Realty Corporation, (5)	5.625%	Baa2	416,209
300	Kimco Realty Corporation	5.500%	Baa2	6,585
2,100	Kimco Realty Corporation	5.250%	Baa2	43,680
82,301	Prologis Inc., (7)	8.540%	BBB	5,040,936
3,488	Public Storage, Inc.	5.625%	A3	86,747
2,586	Public Storage, Inc.	5.200%	A3	60,693
2,705	Public Storage, Inc.	5.050%	A3	62,891
12,199	Ventas Realty LP, (5)	5.450%	BBB+	304,731
2,000	Vornado Realty Trust.	5.250%	BBB–	43,540
	Total Equity Real Estate Investment Trusts			11,734,767

	Food Products – 0.6%

91,900	Dairy Farmers of America Inc., 144A, (7)	7.875%	Baa3	9,270,072
32,500	Dairy Farmers of America Inc., 144A, (7)	7.875%	Baa3	3,740,854
	Total Food Products			13,010,926

	Insurance – 3.0%

226,649	Aegon N.V	6.375%	Baa1	5,822,613
608,741	Allstate Corporation, (5)	5.100%	Baa1	15,455,934
54,297	American Financial Group, (5)	6.250%	Baa2	1,384,574
33,829	Arch Capital Group Limited	5.250%	BBB	804,115
27,186	Aspen Insurance Holdings Limited, (6)	5.950%	BBB–	694,602
131,293	Axis Capital Holdings Limited	5.500%	BBB	3,193,046
307,730	Hartford Financial Services Group Inc., (5)	7.875%	BBB–	8,918,015
522,542	Prudential PLC	6.750%	BBB+	13,617,445
416,100	Reinsurance Group of America Inc., (5)	6.200%	BBB	11,076,582
10,000	W.R. Berkley Corporation, (5)	5.625%	BBB–	243,000
	Total Insurance			61,209,926

	Multi-Utilities – 0.3%

280,000	DTE Energy Company., (6)	5.250%	Baa2	6,708,800

	U.S. Agency – 0.7%

132,750	Farm Credit Bank of Texas, 144A, (5), (7)	6.750%	Baa1	14,201,821

	Wireless Telecommunication Services – 0.3%

90,850	Telephone and Data Systems Inc., (5)	7.000%	BB+	2,269,433
131,990	Telephone and Data Systems Inc., (5)	6.875%	BB+	3,277,312
11,826	United States Cellular Corporation, (5)	7.250%	Ba1	296,833
10,591	United States Cellular Corporation, (5)	6.950%	Ba1	263,504
	Total Wireless Telecommunication Services			6,107,082
	Total $25 Par (or similar) Retail Preferred (cost $307,137,754)			318,675,570

JPS	Nuveen Preferred and Income Securities Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Shares	Description (1), (9)				Value

	INVESTMENT COMPANIES – 1.2% (0.8% of Total Investments)

966,571	Blackrock Credit Allocation Income Trust IV				$12,120,800
646,421	John Hancock Preferred Income Fund III				11,493,365
	Total Investment Companies (cost $34,130,200)				23,614,165

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 0.8% (0.6% of Total Investments)

	Insurance – 0.7%

$5,000	AIG Life Holdings Inc., 144A, (5), (6)	8.125%	3/15/46	Baa2	$6,650,000
6,150	Liberty Mutual Group Inc., 144A, (5)	7.697%	10/15/97	BBB+	8,404,385
11,150	Total Insurance				15,054,385

	Wireless Telecommunication Services – 0.1%

1,600	Koninklijke KPN NV, 144A, (5)	7.000%	3/28/73	BB+	1,730,000
$12,750	Total Corporate Bonds (cost $14,935,444)				16,784,385

Shares	Description (1)	Coupon		Ratings (2)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.8% (0.5% of Total Investments)

	Banks – 0.8%

12,700	Wells Fargo & Company, (6)	7.500%		Baa2	$16,263,747
	Total Convertible Preferred Securities (cost $15,192,423)				16,263,747
	Total Long-Term Investments (cost $2,775,366,563)				2,923,304,919

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 5.0% (3.3% of Total Investments)

	REPURCHASE AGREEMENTS – 5.0% (3.3% of Total Investments)

$100,863	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/18, repurchase price $100,865,279, collateralized by $109,760,000 U.S. Treasury Notes, 2.000%, due 11/15/26, value $102,880,792	0.740%	5/01/18		$100,863,206
	Total Short-Term Investments (cost $100,863,206)				100,863,206
	Total Investments (cost $2,876,229,769) – 149.3%				3,024,168,125
	Borrowings – (41.7)% (10), (11)				(845,300,000)
	Reverse Repurchase Agreements – (9.9)% (12)				(200,000,000)
	Other Assets Less Liabilities – 2.3% (13)				47,285,378
	Net Assets Applicable to Common Shares – 100%				$2,026,153,503

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$521,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$25,185,849	$25,185,849

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$—	$1,383,777,890	$—	$1,383,777,890
Contingent Capital Securities	—	1,164,189,162	—	1,164,189,162
$25 Par (or similar) Retail Preferred	256,708,145	61,967,425	—	318,675,570
Investment Companies	23,614,165	—	—	23,614,165
Corporate Bonds	—	16,784,385	—	16,784,385
Convertible Preferred Securities	16,263,747	—	—	16,263,747

Short-Term Investments:
Repurchase Agreements	—	100,863,206	—	100,863,206

Investments in Derivatives:
Interest Rate Swaps*	—	25,185,849	—	25,185,849
Total	$296,586,057	$2,752,767,917	$—	$3,049,353,974
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$2,894,565,546
Gross unrealized:
Appreciation	$ 177,740,113
Depreciation	(48,137,534)
Net unrealized appreciation (depreciation) of investments	$ 129,602,579

Tax cost of swaps	$ —
Net unrealized appreciation (depreciation) of swaps	25,185,849

JPS	Nuveen Preferred and Income Securities Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $678,463,605 have been pledged as collateral for reverse repurchase agreements.

(6)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $738,179,007.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms for the benefit of the issuer. For example the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,939,314,331 have been pledged as collateral for borrowings.

(11)	Borrowings as a percentage of Total Investments is 28.0%.

(12)	Reverse Repurchase Agreements as a percentage of Total Investments is 6.6%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(14)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred and Income Securities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2018